Vessel Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Vessel Operating Expenses
The amounts in the accompanying consolidated statements of operations are analyzed as follows:

	Year ended December 31,
Vessels’ Operating Expenses	2021	2022	2023
Crew wages and related costs	38,454,397	34,721,673	32,676,466
Insurance	2,196,444	2,382,340	1,939,328
Repairs and maintenance	7,282,481	5,716,570	5,480,702
Spares and consumable stores	9,123,975	8,127,376	8,048,657
Miscellaneous expenses	4,452,266	3,996,819	4,972,345

Total	61,509,563	54,944,778	53,117,498